Federal Coal Lease Obligations (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal Coal Leases
Carrying Value	$ 122,928	$ 186,119
Fair Value	135,919	208,803
May 1, 2009 - 2013
Federal Coal Leases
Annual Payment	9,620
Imputed Interest Rate (as a percent)	8.70%
Carrying Value		8,852
Fair Value		9,532
July 1, 2011 - 2015
Federal Coal Leases
Annual Payment	59,545
Imputed Interest Rate (as a percent)	8.50%
Carrying Value	105,460	152,078
Fair Value	116,664	171,075
September 1, 2011 - 2015
Federal Coal Leases
Annual Payment	9,862
Imputed Interest Rate (as a percent)	8.50%
Carrying Value	17,467	25,189
Fair Value	$ 19,255	$ 28,196